Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
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Detail of financial liabilities
Detail of financial liabilities

	As of December 31,	As of December 31,
	2018	2019
	$ in thousands
Lease debt s / Finance lease	1,018	46,540

Total non-current financial liabilities	1,018	46,540

Lease debt s / Fina nce lease	333	1,067

Total current financial liabilities	333	1,067

Trade payables	15,883	29,264
Other current liabilities	8,369	8,497

Total Financial liabilities	25,603	85,368

Due dates of the financial liabilities
Due dates of the financial liabilities

Balance as of December 31, 2019	Discounted amount	Less than One Year	One to Five Years	More than Five Years
	$ in thousands
L ease debts	47,607	1,067	46,540	—

Financial liabilities	47,607	1,067	46,540	—

Trade payables	29,264	29,264	—	—
Other current liabilities	8,497	8,497	—

Total financial liabilities	85,368	38,828	46,540	—